Intangible Assets, Net (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expenses	¥ 1,041,609	$ 145,403	¥ 1,064,363	¥ 920,418